6 INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax provision (benefit)	$ (3,747,846)	$ (128,460)